Cover	Jul. 28, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000034088
Document Period End Date	Jul. 28, 2020
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	5959 Las Colinas Boulevard
Entity Address, City Or Town	Irving
Entity Address, State Or Province	TX
Entity Address, Postal Zip Code	75039-2298
City Area Code	972
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, without par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
Zero Point One Four Two Percent Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.142% Notes due 2024
Trading Symbol	XOM24B
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
Zero Point Eight Three Five Percent Notes Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
One Point Four Zero Eight Percent Notes Due 2039 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE